Investments, at Fair Value Through Profit and Loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Investments, at Fair Value Through Profit and Loss [Abstract]
Other investments	$ 34,533,141		$ 29,645,148
Realized loss of investments		$ 478,182
Unrealized gain of investments	16,757,944	$ 2,702
Public investments, at fair value through profit and loss	335,280		272,520
Private investments, at fair value through profit and loss	15,147,378		29,372,628
Other investments, at fair value through profit and loss	$ 19,050,483
preferred shares yield	12.00%
Interest income	$ 921